Operating Leases - Summary of Maturity Analysis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Liabilities Payments Due [Abstract]
2021		¥ 81,421
2022	¥ 75,134	69,726
2023	59,198	38,476
2024	22,577	14,807
2025	7,176	7,176
Less: imputed interest	(16,871)	(24,090)
Total	¥ 147,214	¥ 187,516